Vanguard® Mega Cap Growth Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.3%)
	Linde plc	381,064	134,767
	Ecolab Inc.	198,287	32,727
			167,494
Consumer Discretionary (22.5%)
*	Amazon.com Inc.	6,741,312	812,867
*	Tesla Inc.	2,081,589	424,498
	Home Depot Inc.	788,813	223,589
	Costco Wholesale Corp.	343,355	175,647
	McDonald's Corp.	566,676	161,565
*	Netflix Inc.	344,529	136,168
*	Walt Disney Co.	1,414,572	124,426
	NIKE Inc. Class B	964,570	101,531
	Lowe's Cos. Inc.	467,778	94,084
	Starbucks Corp.	889,155	86,817
*	Booking Holdings Inc.	29,151	73,133
	TJX Cos. Inc.	849,373	65,223
*	Uber Technologies Inc.	1,477,105	56,027
*	O'Reilly Automotive Inc.	48,241	43,577
	Marriott International Inc. Class A	214,502	35,991
	Dollar General Corp.	173,085	34,806
*	Lululemon Athletica Inc.	94,623	31,408
*	Airbnb Inc. Class A	284,682	31,250
	Estee Lauder Cos. Inc. Class A	161,391	29,701
	Yum! Brands Inc.	216,569	27,870
	Ross Stores Inc.	266,430	27,607
	Electronic Arts Inc.	212,296	27,174
*	Chipotle Mexican Grill Inc. Class A	10,679	22,175
*	Activision Blizzard Inc.	273,261	21,916
*	AutoZone Inc.	7,297	17,417
	Hilton Worldwide Holdings Inc.	102,954	14,014
*	Las Vegas Sands Corp.	133,166	7,341
			2,907,822
Consumer Staples (0.8%)
*	Monster Beverage Corp.	565,464	33,147
	Hershey Co.	113,776	29,548
	Colgate-Palmolive Co.	321,350	23,902
	Brown-Forman Corp. Class B	240,628	14,863
	Brown-Forman Corp. Class A	38,564	2,424
			103,884
Energy (0.4%)
	Pioneer Natural Resources Co.	172,722	34,448

		Shares	Market Value ($000)
	Schlumberger NV	552,559	23,666
			58,114
Financials (1.7%)
	S&P Global Inc.	249,128	91,537
	Blackstone Inc.	549,390	47,050
	Aon plc Class A (XNYS)	150,801	46,490
	Moody's Corp.	120,394	38,151
			223,228
Health Care (7.6%)
	Eli Lilly & Co.	661,770	284,204
	Thermo Fisher Scientific Inc.	298,375	151,712
*	Intuitive Surgical Inc.	271,151	83,471
*	Vertex Pharmaceuticals Inc.	198,978	64,383
	Danaher Corp.	253,651	58,243
*	Regeneron Pharmaceuticals Inc.	79,079	58,167
*	Boston Scientific Corp.	1,110,665	57,177
	Zoetis Inc.	322,822	52,623
*	Edwards Lifesciences Corp.	470,641	39,642
	Stryker Corp.	131,917	36,354
*	Moderna Inc.	252,740	32,277
	Agilent Technologies Inc.	229,096	26,500
*	Illumina Inc.	122,255	24,042
*	IDEXX Laboratories Inc.	32,105	14,921
			983,716
Industrials (7.8%)
	Visa Inc. Class A	1,257,729	277,996
	Mastercard Inc. Class A	658,890	240,508
	Accenture plc Class A	487,664	149,186
*	Boeing Co.	462,853	95,209
*	PayPal Holdings Inc.	875,124	54,249
*	Fiserv Inc.	437,460	49,079
	Sherwin-Williams Co.	179,929	40,984
	Automatic Data Processing Inc.	160,319	33,505
	Paychex Inc.	251,086	26,346
*	Block Inc. (XNYS)	418,573	25,278
	Global Payments Inc.	101,710	9,936
			1,002,276
Real Estate (1.5%)
	American Tower Corp.	360,254	66,445
	Equinix Inc.	71,798	53,529
	Crown Castle Inc.	335,010	37,927
	Public Storage	115,573	32,742
			190,643
Technology (55.6%)
	Apple Inc.	11,632,791	2,061,912
	Microsoft Corp.	5,761,082	1,891,882
	NVIDIA Corp.	1,808,738	684,318
*	Alphabet Inc. Class A	4,609,060	566,315
*	Alphabet Inc. Class C	3,926,600	484,425
*	Meta Platforms Inc. Class A	861,415	228,034
*	Salesforce Inc.	734,998	164,184
*	Adobe Inc.	354,525	148,117
*	Advanced Micro Devices Inc.	1,248,498	147,585
	Texas Instruments Inc.	701,154	121,917
	Applied Materials Inc.	654,843	87,291
	Intuit Inc.	206,214	86,428

		Shares	Market Value ($000)
*	ServiceNow Inc.	157,068	85,567
	Lam Research Corp.	104,414	64,392
*	Synopsys Inc.	117,860	53,622
*	Palo Alto Networks Inc.	234,098	49,954
	KLA Corp.	107,101	47,445
*	Snowflake Inc. Class A	211,333	34,946
*	Autodesk Inc.	166,903	33,279
*	Workday Inc. Class A	156,342	33,143
*	Crowdstrike Holdings Inc. Class A	168,921	27,049
*	Cadence Design Systems Inc.	105,678	24,402
	Marvell Technology Inc.	329,604	19,278
	Roper Technologies Inc.	41,066	18,653
*	Fortinet Inc.	257,048	17,564
			7,181,702
Telecommunications (0.7%)
*	T-Mobile US Inc.	472,054	64,789
*	Charter Communications Inc. Class A	70,822	23,099
			87,888
Total Common Stocks (Cost $10,465,233)			12,906,767
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.125% (Cost $6,769)	67,705	6,769
Total Investments (99.9%) (Cost $10,472,002)			12,913,536
Other Assets and Liabilities—Net (0.1%)			10,147
Net Assets (100%)			12,923,683
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	June 2023	52	14,872	1,188
E-mini S&P 500 Index	June 2023	9	1,886	20
				1,208
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.